Condensed Consolidated Balance Sheets (unaudited) (Q2) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 21,987		$ 57,050	$ 77,596		$ 110,995
Prepaid expenses and other current assets	905		1,536			2,071
Total current assets	22,892		58,586			113,066
Property and equipment, net	1,263		4,688			6,322
Restricted cash and cash equivalents	0		901			1,220
Operating lease right of use asset	0		5,216			6,001
Other assets	0		5			320
Total assets	24,155		69,396			126,929
Current liabilities:
Accounts payable	1,939		754			3,035
Accrued expenses and other current liabilities	5,924		5,407			10,588
Operating lease liability, current	0		1,751			1,557
Note payable, net of discount and issuance costs	0		28,236			0
Total current liabilities	7,863		36,148			15,180
Operating lease liability, net of current portion	0		7,684			9,435
Derivative liability	0		759			2,829
Total liabilities	7,863		44,591			53,539
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized as of June 30, 2026 and December 31, 2025; no shares issued or outstanding as of June 30, 2026 and December 31, 2025	0		0			0
Common stock, $0.0001 par value, 200,000,000 shares authorized as of June 30, 2026 and December 31, 2025; 48,599,066 and 48,596,817 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	5		5			5
Additional paid-in capital	501,559		500,210			487,973
Accumulated deficit	(485,272)		(475,410)			(414,588)
Total stockholders’ equity	16,292	$ 12,202	24,805	$ 41,464	$ 57,307	73,390	$ 111,374
Total liabilities and stockholders’ equity	$ 24,155		$ 69,396			$ 126,929